Background and Nature of Operations	12 Months Ended
Dec. 31, 2012
Background and Nature of Operations
Background and Nature of Operations
Pentair Ltd., formerly known as Tyco Flow Control International Ltd. (as used prior to the Merger (as defined below), “Flow Control”), is a company organized under the laws of Switzerland. In these notes, the terms “the Company,” “Pentair,” “us,” “we” or “our” refer to Pentair Ltd. and its consolidated subsidiaries. Our business took its current form on September 28, 2012 as a result of a spin-off of Flow Control from its parent, Tyco International Ltd. (“Tyco”), and a reverse acquisition involving Pentair, Inc.
Prior to the spin-off, Tyco engaged in an internal restructuring whereby it transferred to Flow Control certain assets related to the flow control business of Tyco, and Flow Control assumed from Tyco certain liabilities related to the flow control business of Tyco. On September 28, 2012 prior to the Merger (as defined below), Tyco effected a spin-off of Flow Control through the pro-rata distribution of 100% of the outstanding common shares of Flow Control to Tyco’s shareholders (the “Distribution”), resulting in the distribution of 110,898,934 of our common shares to Tyco’s shareholders. Immediately following the Distribution, an indirect, wholly-owned subsidiary of ours merged with and into Pentair, Inc., with Pentair, Inc. surviving as an indirect, wholly-owned subsidiary of ours (the “Merger”). At the effective time of the Merger, each Pentair, Inc. common share was converted into the right to receive one of our common shares, resulting in 99,388,463 of our common shares being issued to Pentair, Inc. shareholders. The Merger is intended to be tax-free for U.S. federal income tax purposes. After the Merger, our common shares are traded on the New York Stock Exchange under the symbol PNR. Tyco equity-based awards held by Flow Control employees and certain Tyco employees and directors outstanding prior to the completion of the Distribution were converted in connection with the Distribution into equity-based awards with respect to our common shares and were assumed by us. Pentair, Inc. equity-based awards outstanding prior to the completion of the Merger were converted upon completion of the Merger into equity-based awards with respect to our common shares and were assumed by us.
The Merger was accounted for as a reverse acquisition under the purchase method of accounting with Pentair, Inc. treated as the acquirer, reflecting the control maintained by the executive management and board of directors of Pentair, Inc. after the Merger. As such, on the acquisition date of September 28, 2012, the assets and liabilities of Flow Control have been assessed at fair value and the assets and liabilities of Pentair, Inc. are carried over at historical cost. For periods prior to September 28, 2012, the Consolidated Statements of Operations and Comprehensive Income (Loss) and Consolidated Statements of Cash Flows include the historical results of Pentair, Inc. The consolidated financial statements include the results of Flow Control from the date of the Merger. Flow Control’s net sales and net loss from continuing operations for the period from the acquisition date to December 31, 2012 were $886.5 million and $117.0 million, respectively.
Our common share balances prior to the Merger have been adjusted to reflect the one-for-one conversion of the Pentair, Inc. shares to Pentair Ltd. shares, with the difference in par value recorded in Capital contribution reserve.
Based on the price of Pentair, Inc. common stock and our common shares issued on the date of the Merger, the purchase price was composed of the following:

In thousands
Value of common shares issued to Tyco shareholders (1)	$4,811,363
Value of replacement equity-based awards to holders of Tyco equity-based awards (2)	119,832
Working capital and net indebtedness adjustment (3)	84,399
Cash paid to Tyco shareholders in lieu of fractional common shares (4)	542
Total purchase price	$5,016,136

(1)	Equals 110,886,444 Pentair Ltd. shares distributed to Tyco shareholders multiplied by the Merger date share price of $43.39.

(2)
In accordance with applicable accounting guidance, the fair value of replacement equity-based awards attributable to pre-combination service is recorded as part of the consideration transferred in the Merger, while the fair value of replacement equity-based awards attributable to post-combination service is recorded separately from the business combination and recognized as compensation cost in the post-acquisition period over the remaining service period. The fair value of our equivalent stock options was estimated using the Black-Scholes valuation model utilizing various assumptions.

(3)	In June 2013, cash was paid to Tyco in settlement of the working capital and net indebtedness adjustment.

(4)	Equals cash paid to Tyco shareholders in lieu of 12,490 Pentair Ltd. fractional shares multiplied by the Merger date share price of $43.39.
The purchase price has been allocated based on the estimated fair value of net assets acquired and liabilities assumed at the date of the Merger. During 2013, purchase price adjustments were made related to the Merger and the Company finalized the purchase price allocation. Purchase price adjustments were applied retrospectively back to the date of the Merger and the Consolidated Balance Sheet at December 31, 2012 and the notes to the consolidated financial statements reflect all adjustments made during 2013. These adjustments did not have a material impact on net income (loss) in 2012 and, therefore, the Company has not adjusted its net income (loss) from continuing operations attributable to Pentair Ltd. for the year ended December 31, 2012.
The following table summarizes the fair values of the assets acquired and liabilities assumed in the Merger as originally reported in the Company's Form 10-K for the year ended December 31, 2012 and as revised for adjustments made during 2013:

In thousands	As Originally Reported	As Revised
Cash and cash equivalents	$691,702	$691,702
Accounts and notes receivable	771,576	753,480
Inventories	1,046,165	999,720
Other current assets	98,212	94,129
Property, plant and equipment	822,001	785,700
Goodwill	2,520,110	2,741,814
Intangibles	1,425,072	1,441,872
Other non-current assets	275,103	241,063
Current liabilities	(856,341)	(881,415)
Long-term debt	(914,530)	(914,530)
Income taxes, including current and deferred	(364,573)	(303,977)
Other liabilities and redeemable noncontrolling interest	(591,353)	(633,422)
Total purchase price	$4,923,144	$5,016,136

The excess of purchase price over tangible net assets and identified intangible assets acquired was allocated to goodwill in the amount of $2,741.8 million. Goodwill has been preliminarily allocated to our reporting segments as follows: $348.6 million to Water & Fluid Solutions, $1,511.6 million to Valves & Controls and $881.6 million to Technical Solutions. None of the goodwill recognized from the Merger is expected to be deductible for income tax purposes. Goodwill recognized from the Merger reflects the value of future income resulting from synergies of our combined operations. Identifiable intangible assets acquired as part of the Merger were $1,441.9 million and include $362.3 million of indefinite life trade name intangibles and the following definite-lived intangibles: $920.0 million of customer relationships with a weighted average useful life of 14.2 years, $115.9 million of proprietary technology with weighted average useful life of 13.7 years and $43.7 million of customer backlog with a weighted average useful life of less than one year.

Flow Control is a global leader in the industrial flow control market, specializing in the design, manufacture and servicing of highly engineered valves, actuation & controls, electric heat management solutions and water transmission and distribution products. Flow Control’s broad portfolio of products and services serves flow control needs primarily across the general process, oil & gas, water, power generation and mining industries. Sales are conducted through multiple channels based on local market conditions and demand. A global customer base is served through major manufacturing and after-market service centers around the world. Flow Control, through its valves & controls business, is one of the world’s largest manufacturers of valves, actuators and controls, with leading products, services and solutions to address many of the most challenging flow applications in the general process, oil & gas, power generation and mining industries. Through its thermal management business, Flow Control is a leading provider of complete electric heat management solutions, primarily for the oil & gas, general process and power generation industries. Additionally, Flow Control’s water & environmental systems business is a leading provider of large-scale water transmission and distribution products and water/wastewater systems in the Pacific and Southeast Asia regions.
We believe the Merger combines two complementary leaders in water and fluid solutions, valves and controls and technical solutions, providing us with the ability to achieve operational and tax synergies and increase global revenue. Following the Merger, we are a diversified industrial manufacturing company comprising three reporting segments: Water & Fluid Solutions, Valves & Controls and Technical Solutions. Water & Fluid Solutions designs, manufactures, markets and services innovative water management and fluid processing products and solutions. Valves & Controls designs, manufactures, markets and services valves, fittings, automation and controls and actuators. Technical Solutions designs, manufactures and markets products that guard and protect some of the world’s most sensitive electronics and electronic equipment, as well as heat management solutions designed to provide thermal protection to temperature sensitive fluid applications.